Investment in Joint Venture - Schedule of Financial Information of Joint Venture (Details) - FIC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of Joint Venture [Line Items]
Current assets	$ 1	$ 1
Non-current assets	461	581
Shareholders’ equity	462	582
Net income for the year	$ 128	$ 102